Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash	$ 163,896	$ 220,824	$ 333,357
Accounts receivable, net of allowances of $184,344 and $171,444, respectively, and unbilled revenue of $4,786 and $7,845, respectively	974,839	830,261	670,388
Prepaid expenses and other current assets	233,632	212,660	117,030
Current assets of discontinued operations			1,623,936
Total current assets	1,372,367	1,263,745	2,744,711
Property and equipment, net of accumulated depreciation of $794,507 and $732,804, respectively	723,535	785,238	1,026,293
Goodwill	605,584	605,584	3,162,499
Intangible assets, net of accumulated amortization of $1,604,418 and $1,481,907, respectively	2,835,328	2,957,839	3,620,256
Operating lease right-of-use assets	147,704	174,365	277,995
Total assets	5,684,518	5,786,771	10,831,754
Current liabilities:
Accounts payable and accrued liabilities	4,671,179	4,272,058	5,189,996
Contract liabilities	5,208	25,144	162,614
Factor financing			1,361,656
Current portion of loans payable	1,575,093	1,297,602	2,995,803
Warrant liabilities	73,200	80,520	833,615
Operating lease liabilities, current portion	113,598	110,856	89,318
Current liabilities of discontinued operations	505,782	505,782	1,447,491
Total current liabilities	9,281,542	7,488,711	12,660,530
Loans payable, net of current portion	70,100	78,125
Operating lease liabilities, net of current portion	39,713	69,094	190,989
Total liabilities	9,391,355	7,635,930	13,581,383
Commitments and contingencies (Note 14)
Total mezzanine equity
Stockholders’ equity (deficit):
Common stock; $0.00001 par value; 1,000,000,000 shares authorized; 1,004,605 and 970,319 issued and outstanding as of March 31, 2025 and December 31, 2024, respectively	10	10	10
Additional paid-in capital	32,833,510	32,466,050	31,180,754
Accumulated deficit	(49,486,873)	(46,930,296)	(46,545,470)
Total stockholders’ equity (deficit)	(3,706,837)	(1,849,159)	(2,749,629)
Total liabilities and stockholders’ equity (deficit)	5,684,518	5,786,771	10,831,754
Convertible Debt
Current liabilities:
Current portion of convertible debentures, net of debt discount of $129,197 and $58,459, respectively	1,967,453	838,192	326,005
Convertible debentures, net of current portion, net of debt discount of $0 and $464,839, respectively			685,161
Related Party
Current liabilities:
Current portion of loans payable to related parties	370,029	358,557	254,032
Loans payable to related parties, net of current portion, net of debt discount of $0 and $25,297, respectively			44,703
Series B Preferred Stock
Current liabilities:
Series B preferred stock; $3,500 stated value; 1,000 shares authorized; 1,000 issued and outstanding as of March 31, 2025 and December 31, 2024
Series D Preferred Stock
Stockholders’ equity (deficit):
Preferred stock value	7,745,643	7,745,643	7,745,643
Series E Preferred Stock
Stockholders’ equity (deficit):
Preferred stock value	4,869,434	4,869,434	$ 4,869,434
Series F Preferred Stock
Stockholders’ equity (deficit):
Preferred stock value	$ 331,439